TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income (loss) before taxes on income:
Domestic	$ 594	$ (179)	$ (2,515)
Foreign	13,063	4,099	6,040
Income before taxes on income	$ 13,657	$ 3,920	$ 3,525